INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES - Deferred tax assets and liabilities, net (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ 135,463	$ 120,970
Actions for recourse tax receivable	(889)	(1,331)
Total deferred tax liability, net	135,574	119,639
Net deferred tax assets	(658)	(622)
Net deferred tax liabilities	135,232	120,261
Currency translation adjustments	132
Tax carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(198)	(17,308)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(5,231)	(4,391)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	(2,793)	(2,222)
PP&E and Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	120,819	111,854
Cash dividends from foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	1,385	888
Income tax inflation adjustment effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	23,194	32,211
Other deferred tax liabilities (assets), net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities, net	$ (1,713)	$ (62)